PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited)

Voya Global Income & Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 33.3%
Australia : 0.2%
41,430
Goodman Group
$ 927,137
0.2
Belgium : 0.2%
4,405
UCB SA
1,033,325
0.2
Brazil : 0.4%
395
(1)
MercadoLibre, Inc.
976,799
0.2
7,625  Wheaton Precious Metals
Corp.
765,748
0.2
1,742,547
0.4
Canada : 1.5%
255  Constellation Software,
Inc.
844,895
0.2
9,720
Dollarama, Inc.
1,325,348
0.3
565  Fairfax Financial Holdings
Ltd.
972,688
0.2
32,280
Loblaw Cos. Ltd.
1,318,371
0.3
5,807
Royal Bank of Canada
843,894
0.2
5,216
WSP Global, Inc.
1,062,228
0.3
6,367,424
1.5
China : 1.1%
19,840  Atour Lifestyle Holdings
Ltd., ADR
772,173
0.2
22,775
(2)
Pop Mart International
Group Ltd.
946,697
0.2
22,709  Tencent Holdings Ltd.,
ADR
1,761,991
0.4
51,705  Tencent Music
Entertainment Group,
ADR
1,267,807
0.3
4,748,668
1.1
France : 0.5%
6,795
Cie de Saint-Gobain
733,586
0.2
4,885
EssilorLuxottica SA
1,490,105
0.3
2,223,691
0.5
Germany : 1.4%
16,585
(1)
Birkenstock Holding PLC
864,576
0.2
5,815
Heidelberg Materials AG
1,375,535
0.3
20,230
Infineon Technologies AG
828,096
0.2
7,060
Nemetschek SE
975,337
0.2
3,525
SAP SE
959,497
0.2
9,390
(1)
Siemens Energy AG
998,907
0.3
6,001,948
1.4
Italy : 0.9%
65,905
Banca Mediolanum SpA
1,333,105
0.3
40,195
Lottomatica Group SpA
1,091,905
0.3
15,645
UniCredit SpA
1,210,064
0.3
3,635,074
0.9
Japan : 1.5%
143,970  Dai-ichi Life Holdings,
Inc.
1,181,356
0.3
43,925  Mizuho Financial Group,
Inc.
1,445,040
0.3
47,615
NEC Corp.
1,449,910
0.3
36,675
Sompo Holdings, Inc.
1,172,114
0.3
50,365
(3)
Sony Group Corp., ADR
1,386,045
0.3
6,634,465
1.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Netherlands : 0.4%
2,225
(1)
Argenx SE, ADR
$ 1,584,645
0.4
Singapore : 0.8%
266,085
Keppel Corp. Ltd.
1,813,374
0.4
537,220  Singapore
Telecommunications Ltd.
1,805,479
0.4
3,618,853
0.8
South Korea : 1.3%
1,476  Hanwha Aerospace Co.
Ltd.
936,038
0.2
3,575  HD Hyundai Heavy
Industries Co. Ltd.
1,333,651
0.3
11,265  KB Financial Group, Inc.,
ADR
886,105
0.2
27,535  Samsung Electronics Co.
Ltd.
1,375,643
0.3
10,280  Samsung Life Insurance
Co. Ltd.
1,056,097
0.3
5,587,534
1.3
Spain : 0.3%
29,065
Indra Sistemas SA
1,173,843
0.3
Switzerland : 0.7%
5,390
Galderma Group AG
943,987
0.2
1,540
Lonza Group AG
1,092,921
0.3
25,383
(1)
Sportradar Group AG -
Class A
785,350
0.2
2,822,258
0.7
Taiwan : 0.3%
6,295  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
1,453,327
0.3
United Kingdom : 2.7%
20,805
3i Group PLC
1,130,315
0.2
51,316
Barclays PLC, ADR
1,007,333
0.2
23,445  British American Tobacco
PLC
1,331,393
0.3
3,975
(1)
Flutter Entertainment
PLC - Class DI
1,220,385
0.3
36,735
Halma PLC
1,633,145
0.4
70,255
HSBC Holdings PLC
899,366
0.2
1,114,990  Lloyds Banking Group
PLC
1,196,094
0.3
139,156  Rolls-Royce Holdings
PLC
2,006,689
0.5
36,280
Weir Group PLC
1,208,275
0.3
11,632,995
2.7
United States : 19.1%
4,965
3M Co.
772,207
0.2
9,505
(1)
Advanced Micro Devices,
Inc.
1,545,798
0.4
21,370
Alphabet, Inc. - Class A
4,549,887
1.1
21,772
(1)
Amazon.com, Inc.
4,985,788
1.2
26,917
Apple, Inc.
6,248,512
1.4
34,920
AT&T, Inc.
1,022,807
0.2
15,730
(1)
Boston Scientific Corp.
1,659,515
0.4
6,795
Broadcom, Inc.
2,020,765
0.5
6,256  Capital One Financial
Corp.
1,421,488
0.3

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Global Income & Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
4,515
Cardinal Health, Inc.
$ 671,742
0.2
4,255
Caterpillar, Inc.
1,783,015
0.4
6,308
(1)
CBRE Group, Inc. - Class
A
1,022,653
0.2
9,290
Charles Schwab Corp.
890,354
0.2
4,180
Cintas Corp.
877,925
0.2
21,400
Cisco Systems, Inc.
1,478,526
0.3
12,820
Citigroup, Inc.
1,238,027
0.3
2,761
Ecolab, Inc.
764,908
0.2
792
Eli Lilly & Co.
580,203
0.1
11,540  Estee Lauder Cos., Inc. -
Class A
1,058,564
0.2
27,870
Ferrovial SE
1,524,335
0.4
4,410
GE Aerospace
1,213,632
0.3
9,035
Gilead Sciences, Inc.
1,020,684
0.2
5,390
Home Depot, Inc.
2,192,490
0.5
1,030
Intuit, Inc.
687,010
0.2
2,125
(1)
Intuitive Surgical, Inc.
1,005,752
0.2
7,430
JPMorgan Chase & Co.
2,239,551
0.5
1,800
Linde PLC DE
862,629
0.2
3,759
Mastercard, Inc. - Class A
2,237,695
0.5
1,235
McKesson Corp.
848,000
0.2
5,903  Meta Platforms, Inc. -
Class A
4,360,546
1.0
15,781
Microsoft Corp.
7,996,075
1.8
2,215
Moody's Corp.
1,129,118
0.3
7,280
Morgan Stanley
1,095,495
0.3
950
(1)
Netflix, Inc.
1,147,838
0.3
46,889
NVIDIA Corp.
8,167,126
1.9
4,315
Oracle Corp.
975,751
0.2
3,955
(1)
Palantir Technologies,
Inc. - Class A
619,788
0.1
1,495
Parker-Hannifin Corp.
1,135,228
0.3
845
(1)
ServiceNow, Inc.
775,254
0.2
10,900  SS&C Technologies
Holdings, Inc.
966,394
0.2
3,735
(1)
Take-Two Interactive
Software, Inc.
871,264
0.2
5,805
(1)
Tesla, Inc.
1,938,115
0.4
17,734
Walmart, Inc.
1,719,843
0.4
14,455
Wells Fargo & Co.
1,187,912
0.3
82,510,209
19.1
Total Common Stock
(Cost $120,960,171)
143,697,943
33.3
Principal
Amount † RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES : 29.3%
Cameroon : 0.2%
900,000
(2)
Golar LNG Ltd., 2.750%,
12/15/2030 949,275
0.2
Canada : 0.5%
2,165,000  Shopify, Inc., 0.125%,
11/01/2025 2,268,920
0.5
China : 2.6%
HKD
4,000,000
(4)
Alibaba Group Holding
Ltd., (1.540)%,
07/09/2032 570,586
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
China (continued)
510,000  Alibaba Group Holding
Ltd., 0.500%,
06/01/2031 $ 738,480
0.2
400,000  China Hongqiao Group
Ltd., 1.500%,
03/26/2030 572,900
0.1
HKD
4,000,000  Ganfeng Lithium Group
Co. Ltd., 1.500%,
08/31/2026 550,317
0.1
815,000
(2)(3)
GDS Holdings Ltd.,
2.250%,
06/01/2032 1,048,090
0.3
1,200,000  Gold Pole Capital Co.
Ltd., 1.000%,
06/25/2029 1,684,200
0.4
1,200,000  Ping An Insurance
Group Co. of China Ltd.,
0.875%,
07/22/2029 1,687,500
0.4
HKD
5,000,000
(4)
SF Holding Investment
2023 Ltd., (2.010)%,
07/08/2026 652,620
0.2
1,230,000  Trip.com Group Ltd.,
0.750%,
06/15/2029 1,546,803
0.4
700,000
(4)
Wuxi Apptec Hongkong
Ltd., (9.360)%,
10/19/2025 960,750
0.2
700,000
(4)
Xiaomi Best Time
International Ltd.,
(13.090)%,
12/17/2027 1,015,350
0.2
11,027,596
2.6
Denmark : 0.3%
1,040,000  Ascendis Pharma A/S,
2.250%,
04/01/2028 1,397,500
0.3
France : 1.3%
EUR
500,000  Elis SA, 2.250%,
09/22/2029 890,683
0.2
EUR
2,500,000  Legrand SA, 1.500%,
06/23/2033 3,101,933
0.7
EUR
500,000  SPIE SA, 2.000%,
01/17/2028 873,496
0.2
EUR
600,000  Vinci SA, 0.700%,
02/18/2030 726,300
0.2
5,592,412
1.3
Germany : 0.9%
EUR
800,000  Deutsche Lufthansa
AG LHA, LHA, 2.000%,
11/17/2025 946,417
0.2
EUR
500,000  MTU Aero Engines
AG MTX, 0.050%,
03/18/2027 669,673
0.2
EUR
800,000  Nordex SE, 4.250%,
04/14/2030 1,471,985
0.3
EUR
800,000
(4)
RAG-Stiftung EVK,
(2.530)%,
06/17/2026 928,142
0.2
4,016,217
0.9
Hong Kong : 0.3%
HKD
10,000,000  Link CB Ltd., 4.500%,
12/12/2027 1,320,510
0.3
India : 0.3%
1,095,000
(2)(4)
MakeMyTrip Ltd.,
(1.230)%,
07/01/2030 1,162,627
0.3

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
Japan : 0.7%
JPY
300,000,000
(4)
Daiwa House Industry
Co. Ltd., (1.060)%,
03/30/2029 $ 2,195,570
0.5
JPY
90,000,000
(4)
Toridoll Holdings Corp.,
(3.560)%,
06/20/2031 755,741
0.2
2,951,311
0.7
Macao : 0.4%
1,700,000
(2)
Wynn Macau Ltd.,
4.500%,
03/07/2029 1,806,675
0.4
New Zealand : 0.6%
1,300,000
(4)
Xero Investments Ltd.,
0.300%,
12/02/2025 1,249,837
0.3
1,000,000  Xero Investments Ltd.,
1.625%,
06/12/2031 1,162,250
0.3
2,412,087
0.6
Singapore : 0.3%
1,400,000
(4)
STMicroelectronics NV
B, 1.560%,
08/04/2027 1,358,937
0.3
South Korea : 0.3%
700,000  LG Chem Ltd., 1.750%,
06/16/2028 791,875
0.2
200,000  SK Hynix, Inc., 1.750%,
04/11/2030 480,100
0.1
1,271,975
0.3
Spain : 1.4%
EUR
2,100,000  Cellnex Telecom
SA, CLNX, 0.500%,
07/05/2028 2,578,600
0.6
EUR
500,000  Iberdrola Finanzas SA
IBE, 1.500%,
03/27/2030 613,535
0.2
EUR
1,800,000  Iberdrola Finanzas SA
IBE, 0.800%,
12/07/2027 2,639,789
0.6
5,831,924
1.4
Switzerland : 0.2%
CHF
600,000  ELM BV for Swiss
Prime Site AG, 1.625%,
05/31/2030 998,213
0.2
Taiwan : 0.2%
800,000
(4)
Quanta Computer, Inc.,
(3.610)%,
09/16/2029 876,000
0.2
United Kingdom : 0.2%
EUR
400,000  International
Consolidated Airlines
Group SA IAG, 1.125%,
05/18/2028 658,846
0.2
United States : 18.6%
800,000  Advanced Energy
Industries, Inc., 2.500%,
09/15/2028 1,022,950
0.2
1,025,000
(4)
AeroVironment, Inc.,
(1.330)%,
07/15/2030 1,094,187
0.3
1,465,000
(2)
Affirm Holdings, Inc.,
0.750%,
12/15/2029 1,764,313
0.4
1,770,000  Alnylam Pharmaceuticals,
Inc., 1.000%,
09/15/2027 2,878,020
0.7
Principal
Amount† RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
United States (continued)
1,025,000
(2)
Alphatec Holdings, Inc.,
0.750%,
03/15/2030 $ 1,287,605
0.3
750,000
(2)
Array Technologies, Inc.,
2.875%,
07/01/2031 1,018,125
0.2
695,000
(2)
AST SpaceMobile, Inc.,
2.375%,
10/15/2032 721,133
0.2
250,000  Axon Enterprise, Inc.,
0.500%,
12/15/2027 817,062
0.2
365,000  Bloom Energy Corp.,
3.000%,
06/01/2029 974,434
0.2
1,155,000
(2)
Bridgebio Pharma, Inc.,
1.750%,
03/01/2031 1,520,207
0.4
425,000  Burlington Stores, Inc.,
1.250%,
12/15/2027 644,172
0.1
320,000  Carnival Corp., 5.750%,
12/01/2027 785,790
0.2
855,000
(2)(4)
Centrus Energy Corp.,
(1.640)%,
08/15/2032 959,310
0.2
EUR
600,000
(2)
Citigroup Global Markets
Holdings, Inc./United
States, GMTN, 0.800%,
02/05/2030 726,106
0.2
610,000
(4)
Cloudflare, Inc.,
(8.500)%,
08/15/2026 745,607
0.2
1,795,000  Coinbase Global, Inc.,
0.500%,
06/01/2026 1,929,471
0.4
775,000
(2)(4)
CyberArk Software Ltd.,
(1.580)%,
06/15/2030 836,542
0.2
1,800,000
(2)(4)
Datadog, Inc., 1.580%,
12/01/2029 1,747,759
0.4
1,280,000
(2)
Digital Realty Trust L.P.,
1.875%,
11/15/2029 1,331,086
0.3
1,200,000
(2)(4)
DoorDash, Inc., (0.070)%,
05/15/2030 1,296,600
0.3
655,000
(2)
Galaxy Digital Holdings
L.P., 2.500%,
12/01/2029 837,859
0.2
920,000  Granite Construction,
Inc., 3.250%,
06/15/2030 1,400,240
0.3
1,240,000  Guardant Health, Inc.,
1.250%,
02/15/2031 1,683,920
0.4
1,150,000
(2)
Guidewire Software, Inc.,
1.250%,
11/01/2029 1,297,775
0.3
690,000  IMAX Corp., 0.500%,
04/01/2026 763,330
0.2
885,000  iRhythm Technologies,
Inc., 1.500%,
09/01/2029 1,202,272
0.3
630,000  Itron, Inc., 1.375%,
07/15/2030 722,714
0.2
970,000
(2)
Jazz Investments I Ltd.,
3.125%,
09/15/2030 1,129,217
0.3
700,000
(4)
JPMorgan Chase
Financial Co. LLC 1,
0.270%,
04/11/2028 695,047
0.2
1,000,000
(2)
Liberty Broadband Corp.,
3.125%,
03/31/2053 985,000
0.2
700,000  Liberty Media Corp.-
Liberty Formula One,
2.250%,
08/15/2027 894,259
0.2
665,000
(2)(4)
Life360, Inc., (5.340)%,
06/01/2030 863,240
0.2

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
United States (continued)
1,070,000
(2)
Ligand Pharmaceuticals,
Inc., 0.750%,
10/01/2030 $ 1,147,512
0.3
2,780,000
(2)
Live Nation
Entertainment, Inc.,
2.875%,
01/15/2030 3,119,345
0.7
825,000  Lumentum Holdings, Inc.,
0.500%,
12/15/2026 1,188,165
0.3
870,000  Lumentum Holdings, Inc.,
0.500%,
06/15/2028 1,054,464
0.2
2,285,000
(2)(4)
MACOM Technology
Solutions Holdings, Inc.,
0.070%,
12/15/2029 2,369,728
0.5
280,000  Meritage Homes Corp.,
1.750%,
05/15/2028 292,899
0.1
1,650,000
(2)(4)
MicroStrategy, Inc.,
2.290%,
12/01/2029 1,487,792
0.3
1,200,000
(2)
Mirion Technologies, Inc.,
0.250%,
06/01/2030 1,342,200
0.3
1,015,000  MKS, Inc., 1.250%,
06/01/2030 1,022,105
0.2
370,000
(2)
MP Materials Corp.,
0.250%,
04/01/2026 602,194
0.1
2,180,000  NCL Corp. Ltd., 1.125%,
02/15/2027 2,267,251
0.5
1,440,000  NextEra Energy Capital
Holdings, Inc., 3.000%,
03/01/2027 1,661,760
0.4
1,005,000
(2)
Nutanix, Inc., 0.500%,
12/15/2029 1,074,948
0.2
1,100,000
(2)(4)
Oddity Finance LLC,
0.110%,
06/15/2030 1,094,108
0.3
550,000  OSI Systems, Inc.,
2.250%,
08/01/2029 757,075
0.2
700,000
(2)
PAR Technology Corp.,
1.000%,
01/15/2030 634,200
0.1
1,650,000  Parsons Corp., 2.625%,
03/01/2029 1,845,525
0.4
650,000  Repligen Corp., 1.000%,
12/15/2028 641,294
0.1
300,000  Seagate HDD Cayman,
3.500%,
06/01/2028 617,331
0.1
670,000  Semtech Corp., 1.625%,
11/01/2027 1,115,501
0.3
1,450,000
(2)(4)
Snowflake, Inc.,
(8.490)%,
10/01/2029 2,377,094
0.6
765,000
(2)(4)
SoFi Technologies, Inc.,
(19.770)%,
10/15/2026 980,123
0.2
765,000
(2)
Southern Co., 3.250%,
06/15/2028 771,885
0.2
1,130,000
(4)
Spotify USA, Inc.,
(33.140)%,
03/15/2026 1,518,720
0.4
1,910,000
(4)
Uber Technologies, Inc.,
(21.380)%,
12/15/2025 2,250,935
0.5
725,000  UGI Corp., 5.000%,
06/01/2028 961,640
0.2
700,000
(2)(4)
Unity Software, Inc.,
(0.900)%,
03/15/2030 949,804
0.2
685,000
(2)
Upstart Holdings, Inc.,
1.000%,
11/15/2030 760,350
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
United States (continued)
2,680,000
(2)
Varonis Systems, Inc.,
1.000%,
09/15/2029 $ 2,921,432
0.7
710,000  Veeco Instruments, Inc.,
2.875%,
06/01/2029 819,429
0.2
945,000
(2)
Viavi Solutions, Inc.,
0.625%,
03/01/2031 973,898
0.2
45,000  Viavi Solutions, Inc.,
1.625%,
03/15/2026 45,840
0.0
1,450,000
(2)
Welltower OP LLC,
3.125%,
07/15/2029 2,038,990
0.5
520,000
(3)
Western Digital Corp.,
3.000%,
11/15/2028 1,159,600
0.3
80,440,489
18.6
Total Convertible Bonds/
Notes
(Cost $112,624,749)
126,341,514
29.3
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 31.2%
Australia : 0.4%
1,820,000
(2)
FMG Resources August
2006 Pty Ltd., 4.375%,
04/01/2031 1,731,760
0.4
Canada : 1.8%
2,345,000
(2)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 2,404,223
0.5
1,990,000
(2)
Bombardier, Inc., 6.750%,
06/15/2033 2,071,811
0.5
1,965,000
(2)
Capstone Copper Corp.,
6.750%,
03/31/2033 2,019,527
0.5
1,105,000
(2)
Hudbay Minerals, Inc.,
6.125%,
04/01/2029 1,117,927
0.3
7,613,488
1.8
Finland : 0.2%
1,015,000
(2)
Amer Sports Co.,
6.750%,
02/16/2031 1,059,756
0.2
Guatemala : 0.9%
3,630,000
(2)
Millicom International
Cellular SA, 7.375%,
04/02/2032 3,755,235
0.9
Mexico : 0.3%
1,445,000
(2)
Cemex SAB de CV,
5.200%,
09/17/2030 1,454,985
0.3
United Kingdom : 0.6%
2,305,000
(2)
Vmed O2 UK Financing I
PLC, 7.750%,
04/15/2032 2,414,043
0.6
United States : 27.0%
1,655,000
(2)
AAR Escrow Issuer LLC,
6.750%,
03/15/2029 1,704,298
0.4
1,355,000
(2)
Adient Global Holdings
Ltd., 7.500%,
02/15/2033 1,411,864
0.3
1,380,000
(2)
Advance Auto Parts, Inc.,
7.375%,
08/01/2033 1,415,611
0.3

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States (continued)
1,080,000
(3)
American Axle &
Manufacturing, Inc.,
6.875%,
07/01/2028 $ 1,081,151
0.3
1,085,000
(2)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 1,120,499
0.3
1,040,000
(2)
Arsenal AIC Parent LLC,
8.000%,
10/01/2030 1,102,853
0.3
1,505,000
(2)(3)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 1,554,191
0.4
1,690,000
(2)
Axon Enterprise, Inc.,
6.250%,
03/15/2033 1,751,195
0.4
660,000  Bath & Body Works, Inc.,
6.875%,
11/01/2035 688,113
0.2
1,240,000
(2)
Builders FirstSource, Inc.,
6.375%,
06/15/2032 1,279,557
0.3
990,000
(2)
CACI International, Inc.,
6.375%,
06/15/2033 1,022,365
0.2
2,030,000
(2)(3)
Caesars Entertainment,
Inc., 6.000%,
10/15/2032 1,991,629
0.5
700,000
(2)
Carnival Corp., 5.750%,
08/01/2032 712,425
0.2
740,000  CCO Holdings LLC / CCO
Holdings Capital Corp.,
4.500%,
05/01/2032 677,160
0.2
2,230,000
(2)
CCO Holdings LLC / CCO
Holdings Capital Corp.,
7.375%,
03/01/2031 2,308,767
0.5
1,030,000  Celanese US Holdings
LLC, 6.750%,
04/15/2033 1,038,028
0.2
1,225,000
(2)
Chart Industries, Inc.,
7.500%,
01/01/2030 1,285,440
0.3
1,140,000
(2)
Chemours Co., 8.000%,
01/15/2033 1,115,880
0.3
690,000
(2)
Churchill Downs, Inc.,
6.750%,
05/01/2031 710,027
0.2
990,000
(2)
CITGO Petroleum Corp.,
8.375%,
01/15/2029 1,034,960
0.2
1,010,000
(2)
Civitas Resources, Inc.,
8.750%,
07/01/2031 1,040,272
0.2
1,950,000
(2)
Clarios Global L.P. /
Clarios US Finance Co.,
8.500%,
05/15/2027 1,961,860
0.5
1,350,000
(2)(3)
Cleveland-Cliffs, Inc.,
7.000%,
03/15/2032 1,343,786
0.3
1,740,000
(2)
Cloud Software Group,
Inc., 6.500%,
03/31/2029 1,760,518
0.4
1,415,000
(2)
CNX Resources Corp.,
7.375%,
01/15/2031 1,468,440
0.3
1,345,000
(2)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 1,395,981
0.3
985,000
(2)
DaVita, Inc., 6.750%,
07/15/2033 1,021,645
0.2
2,020,000
(2)
EquipmentShare.com,
Inc., 8.000%,
03/15/2033 2,147,747
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States (continued)
2,345,000
(2)
Fortress Transportation
and Infrastructure
Investors LLC, 7.875%,
12/01/2030 $ 2,494,320
0.6
990,000
(2)
Garrett Motion Holdings,
Inc. / Garrett LX I Sarl,
7.750%,
05/31/2032 1,035,823
0.2
1,925,000
(2)
Gen Digital, Inc., 6.250%,
04/01/2033 1,984,294
0.5
1,315,000
(2)
GFL Environmental, Inc.,
6.750%,
01/15/2031 1,374,414
0.3
1,385,000  Goodyear Tire & Rubber
Co., 6.625%,
07/15/2030 1,410,095
0.3
1,030,000
(2)
Gray Media, Inc., 9.625%,
07/15/2032 1,036,070
0.2
1,695,000
(2)
Herc Holdings, Inc.,
7.250%,
06/15/2033 1,779,319
0.4
965,000
(2)
Insulet Corp., 6.500%,
04/01/2033 1,001,273
0.2
1,325,000
(2)
Iron Mountain, Inc.,
6.250%,
01/15/2033 1,356,689
0.3
1,320,000
(2)
Iron Mountain, Inc.,
7.000%,
02/15/2029 1,360,529
0.3
1,495,000
(2)
Mauser Packaging
Solutions Holding Co.,
7.875%,
04/15/2027 1,514,664
0.4
1,670,000
(2)
Medline Borrower L.P./
Medline Co-Issuer, Inc.,
6.250%,
04/01/2029 1,717,670
0.4
1,310,000
(2)
Nationstar Mortgage
Holdings, Inc., 7.125%,
02/01/2032 1,366,500
0.3
1,435,000  Navient Corp., 9.375%,
07/25/2030 1,586,196
0.4
1,755,000
(2)
NCL Corp. Ltd., 6.750%,
02/01/2032 1,811,051
0.4
1,375,000
(2)
Newell Brands, Inc.,
8.500%,
06/01/2028 1,455,059
0.3
2,175,000
(2)
Nexstar Media, Inc.,
5.625%,
07/15/2027 2,174,001
0.5
950,000
(2)
Northern Oil and Gas,
Inc., 8.750%,
06/15/2031 977,153
0.2
1,315,000
(2)
NRG Energy, Inc.,
6.250%,
11/01/2034 1,349,022
0.3
1,705,000  OneMain Finance Corp.,
7.125%,
11/15/2031 1,772,232
0.4
1,370,000  OneMain Finance Corp.,
7.125%,
09/15/2032 1,428,239
0.3
1,650,000
(2)
Organon & Co / Organon
Foreign Debt Co-Issuer
BV, 7.875%,
05/15/2034 1,489,544
0.4
1,035,000
(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 1,054,400
0.3
2,740,000
(2)
Panther Escrow Issuer
LLC, 7.125%,
06/01/2031 2,845,257
0.7
655,000
(2)
PennyMac Financial
Services, Inc., 6.875%,
02/15/2033 669,671
0.2

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Global Income & Growth Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States (continued)
1,290,000
(2)
PennyMac Financial
Services, Inc., 7.875%,
12/15/2029 $ 1,371,938
0.3
2,010,000
(2)
Performance Food
Group, Inc., 6.125%,
09/15/2032 2,059,780
0.5
1,025,000
(2)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 1,044,756
0.2
1,960,000
(2)
Post Holdings, Inc.,
6.375%,
03/01/2033 1,984,802
0.5
1,865,000
(2)
PRA Group, Inc., 8.375%,
02/01/2028 1,922,423
0.5
1,955,000
(2)
Quikrete Holdings, Inc.,
6.750%,
03/01/2033 2,027,916
0.5
1,730,000
(2)
Rocket Cos., Inc.,
6.375%,
08/01/2033 1,797,427
0.4
1,405,000
(2)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 1,410,617
0.3
2,075,000
(2)
Seagate Data Storage
Technology Pte Ltd.,
8.500%,
07/15/2031 2,207,154
0.5
720,000
(2)
SeaWorld Parks &
Entertainment, Inc.,
5.250%,
08/15/2029 707,246
0.2
1,675,000
(2)
Shift4 Payments LLC /
Shift4 Payments Finance
Sub, Inc., 6.750%,
08/15/2032 1,737,796
0.4
1,390,000
(2)
Sirius XM Radio, Inc.,
5.500%,
07/01/2029 1,388,885
0.3
690,000
(2)
SM Energy Co., 7.000%,
08/01/2032 695,414
0.2
1,345,000
(2)
Snap, Inc., 6.875%,
03/01/2033 1,360,406
0.3
715,000
(2)
Station Casinos LLC,
6.625%,
03/15/2032 735,870
0.2
1,395,000
(2)
Stonepeak Nile Parent
LLC, 7.250%,
03/15/2032 1,465,428
0.3
1,415,000
(2)
Sunoco L.P., 6.250%,
07/01/2033 1,447,050
0.3
390,000  TEGNA, Inc., 5.000%,
09/15/2029 390,649
0.1
1,040,000  Tenet Healthcare Corp.,
6.125%,
10/01/2028 1,041,401
0.2
1,035,000
(2)
Tenneco, Inc., 8.000%,
11/17/2028 1,035,687
0.2
1,335,000
(2)
TransDigm, Inc., 6.375%,
05/31/2033 1,356,078
0.3
1,370,000
(2)
TransDigm, Inc., 6.750%,
01/31/2034 1,415,199
0.3
1,725,000
(2)
UKG, Inc., 6.875%,
02/01/2031 1,784,909
0.4
1,315,000
(2)
Venture Global
Plaquemines LNG LLC,
6.750%,
01/15/2036 1,380,849
0.3
1,635,000
(2)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 1,713,694
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States (continued)
1,025,000
(2)
Weatherford International
Ltd., 8.625%,
04/30/2030 $ 1,051,171
0.3
1,425,000
(2)
WESCO Distribution, Inc.,
6.375%,
03/15/2033 1,478,923
0.4
1,405,000
(2)
Williams Scotsman, Inc.,
6.625%,
04/15/2030 1,455,369
0.3
1,660,000
(2)
XPO, Inc., 7.125%,
06/01/2031 1,729,116
0.4
116,387,700
27.0
Total Corporate Bonds/
Notes
(Cost $132,429,795)
134,416,967
31.2
Principal
Amount † RA Value
Percentage
of Net
Assets
EQUITY-LINKED NOTES : 1.6%
United Kingdom : 0.9%
1,075,000
(5)
Barclays Bank PLC,
1.250% (Guarantor:
Barclays Bank PLC,
Stock: Cadence
Design Systems, Inc.),
05/26/2028 1,211,740
0.3
2,415,000  Barclays Bank PLC,
1.000% (Guarantor:
Barclays Bank PLC,
Stock: Microsoft Corp.),
02/16/2029 2,715,717
0.6
3,927,457
0.9
United States : 0.7%
1,050,000
(5)
Citigroup Global Markets
Holdings, Inc., 1.250%
(Guarantor: Citigroup
Global Markets Inc.,
Stock: Broadcom, Inc.),
04/13/2028 1,540,035
0.4
1,390,000
(5)
GS Finance Corp.,
1.500% (Guarantor: The
Goldman Sachs Group,
Inc., Index: iShares MSCI
India ETF),
08/23/2027 1,444,488
0.3
2,984,523
0.7
Total Equity-Linked Notes
(Cost $6,352,723)
6,911,980
1.6
Shares
PREFERRED STOCK : 2.5%
United States : 2.5%
11,385
Ares Management Corp.
630,900
0.1
1,050
Bank of America Corp.
1,309,403
0.3
34,325
Boeing Co.
2,565,279
0.6
15,735  BrightSpring Health
Services, Inc.
1,284,448
0.3
18,705  Hewlett Packard
Enterprise Co.
1,178,602
0.3
19,000
KKR & Co., Inc.
1,045,326
0.2
29,320  Microchip Technology,
Inc.
1,741,608
0.4
9,335
PG&E Corp.
371,892
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Global Income & Growth Fund
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
United States (continued)
12,000
QXO, Inc.
$ 690,240
0.2
10,817,698
2.5
Total Preferred Stock
(Cost $9,525,026)
10,817,698
2.5
Total Long-Term
Investments
(Cost $381,892,464)
422,186,102
97.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.0%
Repurchase Agreements : 1.6%
1,633,095
(6)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
08/29/2025, 4.350%, due
09/02/2025 (Repurchase
Amount $1,633,874,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 3.500%-
6.500%, Market Value
plus accrued interest
$1,665,757, due
06/01/30-08/01/55)
1,633,095
0.4
1,633,095
(6)
CF Secured, LLC,
Repurchase Agreement
dated 08/29/2025,
4.330%, due 09/02/2025
(Repurchase Amount
$1,633,870, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.625%-
7.000%, Market Value
plus accrued interest
$1,665,757, due
05/15/30-07/20/65)
1,633,095
0.4
1,633,095
(6)
Citadel Securities LLC,
Repurchase Agreement
dated 08/29/2025,
4.380%, due 09/02/2025
(Repurchase Amount
$1,633,879, collateralized
by various U.S.
Government Securities,
0.000%-6.750%, Market
Value plus accrued
interest $1,666,568, due
09/18/25-08/15/55)
1,633,095
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,633,095
(6)
Daiwa Capital Markets
America Inc., Repurchase
Agreement dated
08/29/2025, 4.330%, due
09/02/2025 (Repurchase
Amount $1,633,870,
collateralized by various
U.S. Government
Securities, 0.000%-
4.375%, Market Value
plus accrued interest
$1,665,757, due
12/11/25-02/15/54)
$ 1,633,095
0.4
300,655
(6)
Deutsche Bank Securities
Inc., Repurchase
Agreement dated
08/29/2025, 4.330%,
due 09/02/2025
(Repurchase Amount
$300,798, collateralized
by various U.S.
Government Securities,
1.875%, Market Value
plus accrued interest
$306,668, due 02/15/41)
300,655
0.0
Total Repurchase
Agreements
(Cost $6,833,035)
6,833,035
1.6
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.4%
6,207,831
(7)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.180%
(Cost $6,207,831) $ 6,207,831 1.4
Total Short-Term
Investments
(Cost $13,040,866)
13,040,866
3.0
Total Investments in
Securities
(Cost $394,933,330) $ 435,226,968 100.9
Liabilities in Excess of
Other Assets (3,681,134) (0.9)
Net Assets $ 431,545,834 100.0
ADR American Depositary Receipt

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Global Income & Growth Fund
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
Represents a zero coupon bond. Rate shown reflects the effective yield as of August 31, 2025.
(5)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of August 31, 2025.
Currency Abbreviations:
CHF Swiss Franc
EUR EU Euro
HKD Hong Kong Dollar
JPY Japanese Yen
Sector Diversiﬁcation
as of  August 31, 2025
(as a percentage of net assets)
Industrial 10.5%
Information Technology 9.8%
Technology 8.8%
Consumer, Non-cyclical 8.8%
Financial 8.8%
Consumer, Cyclical 8.6%
Communications 8.1%
Financials 6.4%
Industrials 4.8%
Consumer Discretionary 4.3%
Communication Services 3.9%
Basic Materials 3.4%
Energy 3.3%
Health Care 3.1%
Utilities 1.8%
Consumer Staples 1.3%
Preferred Stock 0.9%
Materials 0.9%
Real Estate 0.4%
Assets in Excess of Other Liabilities
*
2.1%
Net Assets 100.0%
*       Includes short-term investments.
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Global Income & Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 927,137 $ — $ 927,137
Belgium — 1,033,325 — 1,033,325
Brazil 1,742,547 — — 1,742,547
Canada 6,367,424 — — 6,367,424
China 3,801,971 946,697 — 4,748,668
France — 2,223,691 — 2,223,691
Germany 864,576 5,137,372 — 6,001,948
Italy 1,091,905 2,543,169 — 3,635,074
Japan 1,386,045 5,248,420 — 6,634,465
Netherlands 1,584,645 — — 1,584,645
Singapore — 3,618,853 — 3,618,853
South Korea 886,105 4,701,429 — 5,587,534
Spain — 1,173,843 — 1,173,843
Switzerland 785,350 2,036,908 — 2,822,258
Taiwan 1,453,327 — — 1,453,327
United Kingdom 1,007,333 10,625,662 — 11,632,995
United States 80,123,245 2,386,964 — 82,510,209
Total Common Stock 101,094,473 42,603,470 — 143,697,943
Convertible Bonds/Notes — 126,341,514 — 126,341,514
Corporate Bonds/Notes — 134,416,967 — 134,416,967
Equity-Linked Notes — 2,715,717 4,196,263 6,911,980
Preferred Stock 690,240 10,127,458 — 10,817,698
Short-Term Investments 6,207,831 6,833,035 — 13,040,866
Total Investments, at fair value $ 107,992,544 $ 323,038,161 $ 4,196,263 $ 435,226,968
Liabilities Table
Other Financial Instruments+
Written Options $ (33,912) $ — $ — $ (33,912)
Total Liabilities $ (33,912) $ — $ — $ (33,912)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At August 31, 2025, the following exchange-traded written options were outstanding for Voya Global Income & Growth Fund:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
3M Co.
Call 09/19/25 170.00 USD 25 USD 388,825 $ 741 $ (625)
Advanced Micro Devices, Inc.
Call 09/19/25 200.00 USD 48 USD 780,624 5,034 (1,248)
Amazon.com, Inc.
Call 09/19/25 260.00 USD 109 USD 2,496,100 3,572 (872)
Apple, Inc.
Call 09/19/25 245.00 USD 87 USD 2,019,618 2,686 (9,048)
Capital One Financial Corp.
Call 09/19/25 240.00 USD 31 USD 704,382 4,080 (5,332)
Charles Schwab Corp. (The)
Call 09/19/25 105.00 USD 80 USD 766,720 1,346 (640)
Cisco Systems, Inc.
Call 09/19/25 75.00 USD 167 USD 1,153,803 2,815 (1,002)
GE Aerospace
Call 09/19/25 300.00 USD 22 USD 605,440 1,783 (1,540)
Mastercard, Inc.
Call 09/19/25 620.00 USD 26 USD 1,547,754 3,708 (4,004)

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Global Income & Growth Fund
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Meta Platforms, Inc.
Call 09/19/25 900.00 USD 29 USD 2,142,230 $ 4,860 $ (261)
Morgan Stanley
Call 09/19/25 157.50 USD 36 USD 541,728 923 (2,880)
Netflix, Inc.
Call 09/19/25 1,380.00 USD 5 USD 604,125 928 (370)
Palantir Technologies, Inc.
Call 09/19/25 220.00 USD 30 USD 470,130 3,475 (330)
Wells Fargo & Co.
Call 09/19/25 85.00 USD 72 USD 591,696 1,629 (5,760)
$ 37,580 $ (33,912)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 41,764,995
Gross Unrealized Depreciation (1,471,357)
Net Unrealized Appreciation $ 40,293,638